Other Intangible Assets Major Classes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 665,759	$ 628,575
Amortized intangible assets, accumulated amortization	(330,935)	(288,365)
Amortized intangible assets, net other intangible assets	334,824	340,210
Total Other Intangible Assets, gross carrying amount	915,207	861,457
Total Other Intangible Assets, net other intangible assets	584,272	573,092
Trademarks and Trade Names
Intangible Assets by Major Class [Line Items]
Indefinite-lived intangible assets, acquisitions	249,448	232,882
Indefinite-lived intangible assets, net other intangible assets	249,448	232,882
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	221,812	214,677
Amortized intangible assets, accumulated amortization	(140,160)	(128,825)
Amortized intangible assets, net other intangible assets	$ 81,652	$ 85,852
Formulae | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	10 years	5 years
Formulae | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Customer-Related Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 369,687	$ 339,892
Amortized intangible assets, accumulated amortization	(147,831)	(122,772)
Amortized intangible assets, net other intangible assets	$ 221,856	$ 217,120
Customer-Related Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	5 years	5 years
Customer-Related Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Trademarks and Trade Names
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 36,671	$ 36,461
Amortized intangible assets, accumulated amortization	(17,998)	(15,480)
Amortized intangible assets, net other intangible assets	$ 18,673	$ 20,981
Trademarks and Trade Names | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	5 years	5 years
Trademarks and Trade Names | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 37,589	$ 37,545
Amortized intangible assets, accumulated amortization	(24,946)	(21,288)
Amortized intangible assets, net other intangible assets	$ 12,643	$ 16,257
Other Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	2 years	2 years
Other Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	30 years	20 years